Dividend	12 Months Ended
Dec. 31, 2021
Dividend [abstract]
Dividend
34	Dividend

(a)	Dividends payable to equity shareholders of the Company attributable to the year:

	2020	2021
	RMB’000	RMB’000
Final dividend proposed after the end of the reporting period of RMB 0.10 per ordinary share (2020: RMB 0.10 per ordinary share)	1,082,381	1,082,381

The final dividend proposed after the end of the reporting period has not been recognized as a liability at the end of the reporting period.

(b)	Dividends payable to equity shareholders of the Company attributable to the previous financial year, approved and paid during the year

	2020 RMB’000	2021 RMB’000
Final dividend in respect of the previous financial year, approved and paid during the year, of RMB 0.10 per share (2020: RMB 0.12)	1,298,858	1,082,381